EARNINGS PER COMMON SHARE (Computation of Basic and Diluted Earnings Per Common Share) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER COMMON SHARE [Abstract]
Net income (loss) attributed to common shareholders	$ (448,925)	$ (465,082)	$ (2,429,915)	$ (2,218,362)	$ (1,353,903)	$ (1,423,632)
Denominator for basic earnings per share-weighted average shares outstanding	31,048,979	27,209,646	29,477,387	26,263,743	26,391,204	12,437,983
Effect of dilutive securities: Warrants, restricted stock and options outstanding
Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	31,048,979	27,209,646	29,477,387	26,263,743
Income (loss) per common share - basic	$ (0.01)	$ (0.02)	$ (0.08)	$ (0.08)
Income (loss) per common share- diluted	$ (0.01)	$ (0.02)	$ (0.08)	$ (0.08)